Financial instruments and risk management (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2019 CHF (SFr) Institution	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)
Financial assets and liabilities [Abstract]
Financial assets	SFr 289,195	SFr 187,002
Financial liabilities	14,846	12,917
Financial risks [Abstract]
Loss in finance results, net	(2,013)	(1,194)	SFr (4,049)
Foreign Currency Exchange Risk [Member]
Financial risks [Abstract]
Loss in finance results, net	SFr (800)	(1,200)	SFr (4,200)
Percentage exchange rate strengthened	10.00%
Percentage exchange rate weakened	10.00%
Net loss for period decrease, result of foreign exchange rate increase	SFr 3,500	3,000
Credit Risk [Member]
Financial risks [Abstract]
Number of financial institutions holding cash and cash equivalents and short-term financial assets | Institution	4
Liquidity Risk [Member]
Financial risks [Abstract]
Cash position rolling forecast period	18 months
Interest Rate [member]
Financial risks [Abstract]
Percentage of increase in interest rates	10.00%
Percentage of decrease in interest rates	10.00%
Interest Rate [member] | Top of Range [Member]
Financial risks [Abstract]
Net loss for period increase, due to increase in interest rate	SFr 100
Net loss for period decrease, due to decrease in interest rate	100
Long-Term Financing Obligation [Member]
Financial assets and liabilities [Abstract]
Financial liabilities	0	186
Long-term Lease Liabilities [Member]
Financial assets and liabilities [Abstract]
Financial liabilities	1,813	0
Trade and Other Payables [Member]
Financial assets and liabilities [Abstract]
Financial liabilities	SFr 142	1,979
Trade and Other Payables [Member] | Liquidity Risk [Member] | Bottom of Range [Member]
Financial risks [Abstract]
Expected debt obligation payoff period	12 months
Accrued Expenses [Member]
Financial assets and liabilities [Abstract]
Financial liabilities	SFr 11,797	10,420
Short-term Financing Obligation [Member]
Financial assets and liabilities [Abstract]
Financial liabilities	SFr 652	332
Short-term Financing Obligation [Member] | Liquidity Risk [Member] | Bottom of Range [Member]
Financial risks [Abstract]
Expected debt obligation payoff period	12 months
Short-term Lease Liabilities [Member]
Financial assets and liabilities [Abstract]
Financial liabilities	SFr 442	0
Long-term Financial Assets [Member]
Financial assets and liabilities [Abstract]
Financial assets	304	304
Other Current Receivables [Member]
Financial assets and liabilities [Abstract]
Financial assets	304	236
Short-term Financial Assets [Member]
Financial assets and liabilities [Abstract]
Financial assets	95,000	30,000
Cash and Cash Equivalents [Member]
Financial assets and liabilities [Abstract]
Financial assets	SFr 193,587	SFr 156,462